Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts Receivable and Allowance for Doubtful Accounts
Allowance for doubtful accounts		$ 0	$ 0
Other Noncurrent Assets
Deferred financing costs	$ 33,483	37,807	44,706
Field equipment inventory	5,911	5,713	9,682
Other	166	211	209
Other noncurrent assets	39,560	43,731	54,597
Adjustments amount of field inventory		5,900
Additional field inventory purchased		1,800
Gain (loss) on sale of or market value adjustments to inventory		(4,100)	(600)
Oil and Gas Reserves
Provision for price and cost escalations		0
Cash interest paid		141,900	104,300	$ 7,200
Accrued Liabilities
Accrued oil and gas capital expenditures	54,674	76,398	87,202
Accrued revenue and royalty distributions	44,411	51,292	64,370
Accrued lease operating and workover expense	17,250	10,113	8,279
Accrued interest	23,567	21,521	21,341
Accrued taxes	4,427	4,226	4,386
Other	$ 10,892	20,281	18,803
Accrued Liabilities		183,831	204,381
Income Taxes
Provision for Federal or State Income Tax Prior to Company Reorganization		0
Oil and Gas Properties
Property and equipment
Ceiling limit of capitalized cost for determining impairment to oil and gas properties, after tax		83,500	319,600
Mississippian unevaluated property costs attributable to leases		59,200	168,400
Anadarko Basin unevaluated property costs transferred		128,200	89,600
Gulf Coast unevaluated property costs transferred to the full cost pool		$ 16,500	$ 61,200
Other Property and Equipment | Minimum
Property and equipment
Estimated useful lives	5 years	3 years
Other Property and Equipment | Maximum
Property and equipment
Estimated useful lives	7 years	7 years